ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

November 29, 2017	Nathan Somogie T +1 617 951 7326 nathan.somogie@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Funds Trust II (the “Trust”) (File No. 811-03618)

Ladies and Gentlemen:

On behalf of the Trust, electronically transmitted herewith is the Trust’s registration statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares in connection with the reorganization of MFS® Value Portfolio II (formerly, BlackRock Large Cap Value Portfolio) into MFS® Value Portfolio, each a series of the Trust.

The Registration Statement is proposed to become effective on December 29, 2017 pursuant to Rule 488 under the Securities Act of 1933, as amended. We would greatly appreciate receiving any comments you might have at your earliest convenience.

Please direct any questions you may have with respect to this filing to the undersigned at (617) 951-7326.

Very truly yours,

/s/ Nathan D. Somogie, Esq.

Nathan D. Somogie

cc:	Andrew Gangolf, Esq.

Michael Lawlor, Esq.

Brian D. McCabe, Esq.

Jeremy C. Smith, Esq.